Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2015
Transactions with Related Parties [Abstract]
Summary of Aggregate Loan Transactions with Related Parties
Aggregate loan transactions with related parties were as follows:

	2015	2014

Balance, beginning	$2,783,549	$2,954,100
New loans	1,844,293	698,101
Repayments	(1,914,619)	(868,652)
Balance, ending	$2,713,223	$2,783,549